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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613


                               Pioneer Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


              Pioneer Growth Shares
              Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                                 Value
              COMMON STOCKS - 100.1 %
              Energy - 1.5 %
              Integrated Oil & Gas - 1.5 %
      63,900  ConocoPhillips                                                    $              5,294,115
      78,400  Occidental Petroleum Corp.                                                       4,384,912
                                                                                $              9,679,027
              Total Energy                                                      $              9,679,027
              Materials - 4.0 %
              Diversified Metals & Mining - 4.0 %
     332,900  Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)                $             13,482,450
     142,200  Phelps Dodge Corp.                                                              13,086,666
                                                                                $             26,569,116
              Total Materials                                                   $             26,569,116
              Capital Goods - 4.5 %
              Aerospace & Defense - 0.8 %
      81,100  L-3 Communications Holdings, Inc.                                 $              5,433,700
              Industrial Conglomerates - 3.7 %
     142,700  American Standard Companies, Inc. *                               $              5,552,457
     345,800  Tyco International Ltd.                                                         10,602,228
      87,700  United Technologies Corp.                                                        8,189,426
                                                                                $             24,344,111
              Total Capital Goods                                               $             29,777,811
              Commercial Services & Supplies - 1.4 %
              Employment Services - 1.4 %
     703,400  Corinthian Colleges, Inc. *                                       $              9,481,832
              Total Commercial Services & Supplies                              $              9,481,832
              Consumer Durables & Apparel - 0.7 %
              Apparel, Accessories & Luxury Goods - 0.7 %
     214,900  TJX Companies, Inc.                                               $              4,736,396
              Total Consumer Durables & Apparel                                 $              4,736,396
              Hotels, Restaurants & Leisure - 2.8 %
              Casinos & Gaming - 0.7 %
     126,500  International Game Technology                                     $              4,547,675
              Hotels, Resorts & Cruise Lines - 0.6 %
      89,900  Carnival Corp.                                                    $              4,251,371
              Restaurants - 1.5 %
     236,800  Tricon Global Restaurants, Inc                                    $              9,628,288
              Total Hotels, Restaurants & Leisure                               $             18,427,334
              Media - 5.5 %
              Advertising - 1.2 %
     105,500  Omnicom Group                                                     $              7,707,830
              Broadcasting & Cable TV - 1.3 %
   1,034,200  Liberty Media Corp. *                                             $              9,018,224
              Movies & Entertainment - 3.0 %
     368,800  The Walt Disney Co.                                               $              8,316,440
     348,600  Viacom, Inc. (Class B)                                                          11,699,016
                                                                                $             20,015,456
              Total Media                                                       $             36,741,510
              Retailing - 8.9 %
              Apparel Retail - 1.5 %
     103,300  Liz Claiborne, Inc.                                               $              3,896,476
      74,500  Nike, Inc.                                                                       5,870,600
                                                                                $              9,767,076
              Computer & Electronics Retail - 0.7 %
      85,900  Best Buy Co., Inc.                                                $              4,659,216
              General Merchandise Stores - 4.2 %
     233,800  Family Dollar Stores, Inc.                                        $              6,335,980
     471,200  Target Corp.                                                                    21,321,800
                                                                                $             27,657,780
              Home Improvement Retail - 2.5 %
     210,800  Home Depot, Inc.                                                  $              8,263,360
     157,300  Lowe's Companies, Inc.                                                           8,549,255
                                                                                $             16,812,615
              Total Retailing                                                   $             58,896,687
              Food & Drug Retailing - 1.3 %
              Food Distributors - 1.3 %
     202,000  Cardinal Health, Inc.                                             $              8,841,540
              Total Food & Drug Retailing                                       $              8,841,540
              Food, Beverage & Tobacco - 5.3 %
              Soft Drinks - 3.2 %
     434,800  PepsiCo, Inc.                                                     $             21,153,020
              Tobacco - 2.1 %
     305,200  Altria Group, Inc.                                                $             14,356,608
              Total Food, Beverage & Tobacco                                    $             35,509,628
              Household & Personal Products - 1.2 %
              Household Products - 1.2 %
     175,600  Colgate-Palmolive Co.                                             $              7,933,608
              Total Household & Personal Products                               $              7,933,608
              Health Care Equipment & Services - 8.3 %
              Health Care Distributors - 5.0 %
     562,900  Bristol-Myers Squibb Co.                                          $             13,323,843
     239,164  Teva Pharmaceutical Industries Ltd.                                              6,206,306
     368,100  Wyeth                                                                           13,766,940
                                                                                $             33,297,089
              Health Care Equipment - 2.5 %
     246,500  Guidant Corp.                                                     $             16,278,860
              Managed Health Care - 0.8 %
      52,500  Wellpoint Health Networks, Inc. *                                 $              5,517,225
              Total Health Care Equipment & Services                            $             55,093,174
              Pharmaceuticals & Biotechnology - 8.8 %
              Biotechnology - 3.0 %
     280,000  Amgen, Inc. *                                                     $             15,870,400
     395,895  Cubist Pharmaceuticals Inc. *                                                    3,911,443
                                                                                $             19,781,843
              Pharmaceuticals - 5.8 %
     187,400  American Pharmaceuticals Partners, Inc. * (b)                     $              5,166,618
     355,000  Merck & Co., Inc.                                                               11,715,000
     105,500  Sepracor, Inc. *                                                                 5,146,290
     265,000  Schering-Plough Corp.                                                            5,050,900
     316,500  Sanofi-Synthelabo SA (A.D.R.) *  (b)                                            11,587,065
                                                                                $             38,665,873
              Total Pharmaceuticals & Biotechnology                             $             58,447,716
              Banks - 2.6 %
              Diversified Banks - 1.2 %
     185,800  Bank of America Corp.                                             $              8,050,714
              Thrifts & Mortgage Finance - 1.4 %
     140,100  Freddie Mac                                                       $              9,140,124
              Total Banks                                                       $             17,190,838
              Diversified Financials - 6.5 %
              Asset Management & Custody Banks - 0.9 %
     111,300  Legg Mason, Inc.                                                  $              5,928,951
              Consumer Finance - 2.7 %
     447,300  MBNA Corp.                                                        $             11,271,960
     425,600  Providian Financial Corp. *                                                      6,613,824
                                                                                $             17,885,784
              Investment Banking & Brokerage - 0.7 %
      52,900  Goldman Sachs Group, Inc.                                         $              4,932,396
              Diversified Financial Services - 2.2 %
     323,500  Citigroup, Inc.                                                   $             14,272,820
              Total Diversified Financials                                      $             43,019,951
              Insurance - 1.4 %
              Multi-Line Insurance - 0.7 %
      65,600  American International Group, Inc.                                $              4,460,144
              Property & Casualty Insurance - 0.7 %
     116,100  ACE Ltd                                                           $              4,650,966
              Total Insurance                                                   $              9,111,110
              Software & Services - 12.6 %
              Application Software - 9.0 %
   1,416,200  Microsoft Corp.                                                   $             39,157,930
     389,500  Macrovision Corp. *                                                              9,379,160
     212,300  Peoplesoft, Inc. *                                                               4,214,155
     395,100  Veritas Software Corp. *                                                         7,032,780
                                                                                $             59,784,025
              Data Processing & Outsourced Services - 1.4 %
     206,100  First Data Corp.                                                  $              8,965,350
              Home Entertainment Software - 1.1 %
     226,600  Take-Two Interactive Software, Inc. * (b)                         $              7,443,810
              IT Consulting & Other Services - 1.1 %
     263,400  Accenture Ltd. *                                                  $              7,124,970
              Total Software & Services                                         $             83,318,155
              Technology Hardware & Equipment - 12.7 %
              Networking Equipment - 0.7 %
     646,500  BEA Systems, Inc. *                                               $              4,467,315
              Computer Hardware - 5.5 %
      70,000  Diebold, Inc.                                                     $              3,269,000
     378,900  Dell, Inc. *                                                                    13,488,840
   1,062,200  Hewlett-Packard Co.                                                             19,916,250
                                                                                $             36,674,090
              Computer Storage & Peripherals - 3.9 %
     894,400  Sandisk Corp. *                                                   $             26,044,928
              Electronic Equipment & Instruments - 2.6 %
      87,700  Samsung Electronics *                                             $             17,425,087
              Total Technology Hardware & Equipment                             $             84,611,420
              Semiconductors - 4.9 %
              Semiconductors - 4.9 %
   1,200,800  Intel Corp.                                                       $             24,088,048
   1,158,300  Taiwan Semiconductor Manufacturing Co. (A.D.R.)                                  8,270,262
                                                                                $             32,358,310
              Total Semiconductors                                              $             32,358,310
              Telecommunication Services - 5.2 %
              Integrated Telecommunication Services - 1.0 %
     271,100  France Telecom SA (A.D.R.) *                                      $              6,777,500
              Wireless Telecommunication Services - 4.2 %
     362,900  Nextel Communications, Inc. *                                     $              8,651,536
     786,400  Vodafone Group Plc (A.D.R.)                                                     18,960,104
                                                                                $             27,611,640
              Total Telecommunication Services                                  $             34,389,140
              TOTAL COMMON STOCKS
              (Cost   $675,161,947)                                             $            664,134,303

              TOTAL INVESTMENT IN SECURITIES - 100.1%
              (Cost   $675,161,947)(a)                                          $            664,134,303

              OTHER ASSETS AND LIABILITIES - (0.1)%                             $              (366,566)

              TOTAL NET ASSETS - 100.0%                                         $            663,767,737

          *   Non-income producing security.

   (A.D.R.)   American Depositary Receipt

        (a)   At September 30, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $692,243,408 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                         $      81,651,782

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                               (109,760,887)

              Net unrealized loss                                               $     (28,109,105)

        (b)   At September 30, 2004, the following securities were out on loan:

                                                                                         Market
   Shares                                Description                                      Value
     181,945  American Pharmaceuticals Partners, Inc. *                         $              5,016,224
     245,795  Freeport-McMoRan Copper & Gold, Inc. (Class B)                                   9,954,698
     225,000  Sanofi-Synthelabo SA (A.D.R.) *                                                  8,237,250
      39,900  Take-Two Interactive Software, Inc. *                                            1,310,715
              Total                                                             $             24,518,887



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.